T. ROWE PRICE Global Real Estate Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 3.3%
Common Stocks 3.3%
Centuria Office REIT  396,008 713
Goodman Group  112,335 1,728
Scentre Group  624,038 1,328
Total Australia (Cost
$2,745
)
3,769
CANADA 3.5%
Common Stocks 3.5%
Canadian Apartment Properties REIT  22,430 1,047
Summit Industrial Income REIT  178,359 2,934
Total Canada (Cost
$1,864
)
3,981
CHINA 1.7%
Common Stocks 1.7%
China Resources Mixc Lifestyle Services (HKD)  145,000 797
Huazhu Group, ADR (USD) (1) 25,181 1,155
Total China (Cost
$1,906
)
1,952
FINLAND 1.5%
Common Stocks 1.5%
Kojamo  81,954 1,702
Total Finland (Cost
$889
)
1,702
FRANCE 0.6%
Common Stocks 0.6%
Gecina  5,049 679
Total France (Cost
$458
)
679
GERMANY 1.7%
Common Stocks 1.7%
LEG Immobilien  14,164 2,001
Total Germany (Cost
$2,123
)
2,001

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 4.3%
Common Stocks 4.3%
Hongkong Land Holdings (USD)  243,000 1,161
Sun Hung Kai Properties  185,500 2,316
Sunlight Real Estate Investment Trust  906,000 522
Wharf Real Estate Investment  171,000 879
Total Hong Kong (Cost
$4,684
)
4,878
JAPAN 10.5%
Common Stocks 10.5%
Daiwa Office Investment  218 1,471
Heiwa Real Estate  23,300 808
Hoshino Resorts REIT  61 402
Industrial & Infrastructure Fund Investment  842 1,534
Japan Metropolitan Fund Invest  942 905
Kyoritsu Maintenance  38,300 1,491
Mitsui Fudosan  132,300 3,143
Mitsui Fudosan Logistics Park  268 1,419
Tokyo Tatemono  53,300 844
Total Japan (Cost
$9,441
)
12,017
LUXEMBOURG 1.1%
Common Stocks 1.1%
Shurgard Self Storage  22,565 1,239
Total Luxembourg (Cost
$600
)
1,239
NETHERLANDS 1.3%
Common Stocks 1.3%
CTP  69,868 1,518
Total Netherlands (Cost
$1,205
)
1,518
SINGAPORE 2.4%
Common Stocks 2.4%
CapitaLand Integrated Commercial Trust  967,500 1,441
Lendlease Global Commercial REIT  1,176,900 752

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
Mapletree Industrial Trust  296,317 606
Total Singapore (Cost
$2,793
)
2,799
SPAIN 1.5%
Common Stocks 1.5%
Cellnex Telecom  16,306 1,006
Inmobiliaria Colonial Socimi  78,451 760
Total Spain (Cost
$1,532
)
1,766
SWEDEN 1.4%
Common Stocks 1.4%
Fabege  102,367 1,544
Total Sweden (Cost
$1,290
)
1,544
SWITZERLAND 0.6%
Common Stocks 0.6%
PSP Swiss Property  5,633 679
Total Switzerland (Cost
$305
)
679
UNITED KINGDOM 5.8%
Common Stocks 5.8%
Big Yellow Group  39,662 746
Derwent London  43,899 2,034
Great Portland Estates  169,661 1,703
UNITE Group  56,078 820
Whitbread (1) 30,804 1,370
Total United Kingdom (Cost
$4,604
)
6,673
UNITED STATES 58.2%
Common Stocks 58.2%
Acadia Realty Trust, REIT  114,791 2,343
Alexandria Real Estate Equities, REIT  16,387 3,131
American Campus Communities, REIT  39,176 1,898
Apartment Income REIT, REIT  21,663 1,057
Apple Hospitality REIT, REIT  129,857 2,043
AvalonBay Communities, REIT  15,234 3,376

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
Camden Property Trust, REIT  24,469 3,608
CubeSmart, REIT  58,156 2,818
Douglas Emmett, REIT  64,073 2,025
Equinix, REIT  3,330 2,631
Equity LifeStyle Properties, REIT  39,120 3,055
Equity Residential, REIT  40,145 3,249
Essex Property Trust, REIT  10,317 3,299
Federal Realty Investment Trust, REIT  4,861 574
Healthcare Realty Trust, REIT  27,218 811
Healthcare Trust of America, Class A, REIT  29,524 876
Hilton Worldwide Holdings (1) 3,816 504
Howard Hughes (1) 12,910 1,134
Kilroy Realty, REIT  27,311 1,808
Marriott International, Class A (1) 8,154 1,208
Pebblebrook Hotel Trust, REIT  67,418 1,511
Prologis, REIT  47,108 5,909
PS Business Parks, REIT  7,307 1,145
Public Storage, REIT  6,519 1,937
Regency Centers, REIT  32,724 2,203
Rexford Industrial Realty, REIT  21,469 1,218
Simon Property Group, REIT  22,824 2,966
SL Green Realty, REIT  12,656 897
Sunstone Hotel Investors, REIT (1) 125,242 1,495
Terreno Realty, REIT  26,275 1,661
Welltower, REIT  53,456 4,405
Total United States (Cost
$42,278
)
66,795
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.05% (2)(3) 286,211 286
Total Short-Term Investments (Cost $286) 286
Total Investments in Securities 99.6%
(Cost $79,003) $ 114,278
Other Assets Less Liabilities 0.4% 448
Net Assets 100.0% $ 114,726
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Global Real Estate Fund

.
.
.
.
.
.
.
.
.
.
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Real Estate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 701  ¤  ¤ $ 286^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $286.

T. ROWE PRICE Global Real Estate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Real Estate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Real Estate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Real Estate Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Real Estate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F173-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 67,950 $ 46,042 $ — $ 113,992
Short-Term Investments 286 — — 286
Total $ 68,236 $ 46,042 $ — $ 114,278